ALPHACENTRIC LIFESCI HEALTHCARE FUND (LYFAX, LYFCX, LYFIX)
SCHEDULE OF INVESTMENTS (Unaudited)
December 31, 2021

Shares		Fair Value
	COMMON STOCKS — 98.1%
	BIOTECH & PHARMA - 91.9%
10,000	2seventy bio, Inc.(a)	$ 256,300
51,500	ACADIA Pharmaceuticals, Inc.(a)	1,202,010
68,000	Aclaris Therapeutics, Inc.(a)	988,720
137,000	Aerie Pharmaceuticals, Inc.(a)	961,740
11,500	Agios Pharmaceuticals, Inc.(a)	378,005
24,500	ALX Oncology Holdings, Inc.(a)	526,505
150,000	Amarin Corp plc - ADR(a)	505,500
52,500	Arcutis Biotherapeutics, Inc.(a)	1,088,850
16,500	Arena Pharmaceuticals, Inc.(a)	1,533,510
20,538	Athira Pharma, Inc.(a)	267,610
17,500	BioCryst Pharmaceuticals, Inc.(a)	242,375
9,500	BioMarin Pharmaceutical, Inc.(a)	839,325
12,000	Bristol-Myers Squibb Company	748,200
16,000	Caribou Biosciences, Inc.(a)	241,440
17,000	Celldex Therapeutics, Inc.(a)	656,880
37,500	Cogent Biosciences, Inc.(a)	321,750
60,500	Collegium Pharmaceutical, Inc.(a)	1,130,140
17,500	Compass Pathways plc - ADR(a)	386,750
38,000	Exelixis, Inc.(a)	694,640
28,500	Fulcrum Therapeutics, Inc.(a)	504,165
100,000	Fusion Pharmaceuticals, Inc.(a)	417,000
31,000	Galapagos N.V. - ADR(a)	1,709,030
61,500	Genetron Holdings Ltd. - ADR(a)	375,150
1,000	Horizon Therapeutics plc(a)	107,760
20,000	Incyte Corporation(a)	1,468,000
28,500	Insmed, Inc.(a)	776,340
20,000	Iovance Biotherapeutics, Inc.(a)	381,800
15,000	iTeos Therapeutics, Inc.(a)	698,400
10,000	Jazz Pharmaceuticals plc(a)	1,274,000
140,000	Karyopharm Therapeutics, Inc.(a)	900,200
3,000	Legend Biotech Corporation - ADR(a)	139,830
8,000	Merck & Company, Inc.	613,120
5,500	Morphic Holding, Inc.(a)	260,590
145,500	MorphoSys A.G. - ADR(a)	1,370,610

ALPHACENTRIC LIFESCI HEALTHCARE FUND (LYFAX, LYFCX, LYFIX)
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2021

Shares		Fair Value
	COMMON STOCKS — 98.1% (Continued)
	BIOTECH & PHARMA - 91.9% (Continued)
17,500	PTC Therapeutics, Inc.(a)	$ 697,025
400,000	Puma Biotechnology, Inc.(a)	1,216,000
65,000	Revance Therapeutics, Inc.(a)	1,060,800
11,000	Sage Therapeutics, Inc.(a)	467,940
6,000	Sanofi - ADR	300,600
6,000	Sarepta Therapeutics, Inc.(a)	540,300
50,000	Takeda Pharmaceutical Company Ltd. - ADR	681,500
151,000	TCR2 Therapeutics, Inc.(a)	703,660
17,000	Turning Point Therapeutics, Inc.(a)	810,900
1,100	United Therapeutics Corporation(a)	237,688
90,000	Viracta Therapeutics, Inc.(a)	328,500
82,500	Zogenix, Inc.(a)	1,340,625
		32,351,783
	HEALTH CARE FACILITIES & SERVICES - 2.2%
31,500	AdaptHealth Corporation(a)	770,490

	MEDICAL EQUIPMENT & DEVICES - 1.8%
9,500	Castle Biosciences, Inc.(a)	407,265
23,000	Zynex, Inc.	229,310
		636,575
	TOBACCO & CANNABIS - 2.2%
265,000	Columbia Care, Inc.(a)	758,033

	TOTAL COMMON STOCKS (Cost $37,661,343)	34,516,881

	SHORT-TERM INVESTMENT — 0.0%(b)
	MONEY MARKET FUND - 0.0% (b)
1	Fidelity Government Portfolio, CLASS I, 0.01% (Cost $1)(c)	1

	TOTAL INVESTMENTS - 98.1% (Cost $37,661,344)	$ 34,516,882
	OTHER ASSETS IN EXCESS OF LIABILITIES- 1.9%	681,991
	NET ASSETS - 100.0%	$ 35,198,873

ADR	- American Depositary Receipt
LTD	- Limited Company
NV	- Naamioze Vennootschap
PLC	- Public Limited Company

(a)	Non-income producing security.
(b)	Percentage rounds to less than 0.1%.
(c)	Rate disclosed is the seven day effective yield as of December 31, 2021.